Condensed Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.1	₪ 0.1
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Ordinary shares, issued	528,156,149	514,205,799
Ordinary shares, outstanding	528,156,149	514,205,799